Quarterly Holdings Report
for
Fidelity® SAI Short-Term Treasury Bond Index Fund
May 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
STN-NPRT1-0726
1.9916279.101
U.S. Treasury Obligations - 99.2%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	3.40	480,400	495,375
US Treasury Bonds 6.375% 8/15/2027	3.42	561,900	578,011
US Treasury Notes 0.375% 7/31/2027	3.49	1,438,600	1,380,719
US Treasury Notes 0.375% 9/30/2027	3.61	6,050,000	5,772,314
US Treasury Notes 0.5% 10/31/2027	3.50	1,591,700	1,516,467
US Treasury Notes 0.5% 4/30/2027	3.51	693,500	672,736
US Treasury Notes 0.5% 6/30/2027	4.22	1,200,000	1,157,016
US Treasury Notes 0.5% 8/31/2027	3.49	193,800	185,738
US Treasury Notes 0.625% 11/30/2027	3.50 to 4.01	3,264,400	3,106,281
US Treasury Notes 0.625% 12/31/2027	3.50 to 3.75	6,932,900	6,578,401
US Treasury Notes 0.625% 5/15/2030	3.78 to 3.98	10,500,000	9,177,656
US Treasury Notes 0.625% 8/15/2030	3.81	12,000,000	10,395,000
US Treasury Notes 0.75% 1/31/2028	3.50	2,924,300	2,772,602
US Treasury Notes 0.875% 11/15/2030	3.82	12,250,000	10,643,144
US Treasury Notes 1% 7/31/2028	3.51	2,216,200	2,078,726
US Treasury Notes 1.125% 2/15/2031	3.85	6,200,000	5,411,680
US Treasury Notes 1.125% 2/29/2028	3.50 to 3.70	2,888,300	2,749,301
US Treasury Notes 1.125% 8/31/2028	3.62	600,000	562,922
US Treasury Notes 1.25% 3/31/2028	3.50 to 3.88	602,400	573,362
US Treasury Notes 1.25% 4/30/2028	3.51 to 3.87	1,896,000	1,800,385
US Treasury Notes 1.25% 5/31/2028	3.70	2,200,000	2,084,414
US Treasury Notes 1.25% 6/30/2028	3.50 to 3.65	6,652,200	6,288,408
US Treasury Notes 1.25% 9/30/2028	3.51	2,909,700	2,731,026
US Treasury Notes 1.375% 10/31/2028	3.65	8,700,000	8,171,203
US Treasury Notes 1.375% 12/31/2028	3.75	5,950,000	5,564,180
US Treasury Notes 1.5% 1/31/2027	3.53	474,700	467,524
US Treasury Notes 1.5% 11/30/2028	3.87	550,000	517,086
US Treasury Notes 1.5% 2/15/2030	3.71 to 3.81	9,850,000	8,981,199
US Treasury Notes 1.625% 8/15/2029	3.69	8,000,000	7,421,250
US Treasury Notes 1.875% 2/28/2027	3.52	27,600	27,205
US Treasury Notes 2.25% 11/15/2027	3.75	8,300,000	8,098,984
US Treasury Notes 2.25% 2/15/2027	3.53	338,400	334,677
US Treasury Notes 2.25% 8/15/2027	3.50	622,500	610,245
US Treasury Notes 2.375% 3/31/2029	3.52	1,735,800	1,658,570
US Treasury Notes 2.375% 5/15/2027	3.52	737,300	726,765
US Treasury Notes 2.375% 5/15/2029	3.46 to 3.52	6,715,900	6,405,290
US Treasury Notes 2.625% 2/15/2029	3.76	9,700,000	9,347,238
US Treasury Notes 2.625% 5/31/2027	3.51	523,900	517,359
US Treasury Notes 2.75% 2/15/2028	3.50 to 3.74	9,838,800	9,637,028
US Treasury Notes 2.75% 4/30/2027	3.51	43,400	42,966
US Treasury Notes 2.75% 5/31/2029	3.52	1,041,800	1,003,750
US Treasury Notes 2.75% 7/31/2027	3.51	584,900	577,063
US Treasury Notes 2.875% 4/30/2029	3.52	2,067,900	2,001,339
US Treasury Notes 2.875% 5/15/2028	4.00	2,550,000	2,495,912
US Treasury Notes 2.875% 8/15/2028	3.74	10,100,000	9,857,363
US Treasury Notes 3.125% 11/15/2028	3.64	8,600,000	8,417,922
US Treasury Notes 3.125% 8/31/2027	3.50 to 3.75	4,519,200	4,474,538
US Treasury Notes 3.25% 6/30/2027	3.74	2,680,000	2,661,366
US Treasury Notes 3.375% 11/30/2027	3.81	1,800,000	1,784,461
US Treasury Notes 3.375% 12/31/2027	3.59 to 3.81	11,450,000	11,342,656
US Treasury Notes 3.375% 2/29/2028	3.39	1,780,000	1,761,644
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.99	2,450,000	2,432,678
US Treasury Notes 3.375% 9/15/2028	3.62	2,400,000	2,365,875
US Treasury Notes 3.5% 1/15/2029	3.60 to 3.80	3,580,000	3,531,754
US Treasury Notes 3.5% 1/31/2028	3.45 to 3.80	5,000,000	4,960,156
US Treasury Notes 3.5% 10/15/2028	3.60	2,250,000	2,223,106
US Treasury Notes 3.5% 10/31/2027	3.60 to 3.82	3,000,000	2,980,664
US Treasury Notes 3.5% 11/15/2028	3.97	1,110,000	1,096,038
US Treasury Notes 3.5% 11/30/2030	3.85 to 3.91	11,030,000	10,747,787
US Treasury Notes 3.5% 12/15/2028	3.53	1,080,000	1,066,036
US Treasury Notes 3.5% 2/15/2029	3.80	1,080,000	1,064,897
US Treasury Notes 3.5% 2/28/2031	3.91	2,300,000	2,238,008
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.81	8,890,000	8,762,901
US Treasury Notes 3.5% 4/30/2028	3.49 to 3.87	2,366,800	2,345,073
US Treasury Notes 3.5% 9/30/2027	3.81	2,150,000	2,137,570
US Treasury Notes 3.5% 9/30/2029	4.09	3,750,000	3,682,764
US Treasury Notes 3.625% 10/31/2030	3.71	3,250,000	3,184,746
US Treasury Notes 3.625% 12/31/2030	3.58	8,400,000	8,223,469
US Treasury Notes 3.625% 3/31/2030	3.97	500,000	491,621
US Treasury Notes 3.625% 8/15/2028	3.58	1,100,000	1,090,848
US Treasury Notes 3.625% 8/31/2029	4.04	2,650,000	2,613,770
US Treasury Notes 3.625% 8/31/2030	3.69	2,500,000	2,451,953
US Treasury Notes 3.625% 9/30/2030	3.74	3,050,000	2,990,430
US Treasury Notes 3.75% 1/31/2031	3.80 to 4.07	6,780,000	6,670,355
US Treasury Notes 3.75% 12/31/2028	3.65	4,161,500	4,131,589
US Treasury Notes 3.75% 4/15/2028	3.97	4,250,000	4,230,576
US Treasury Notes 3.75% 4/30/2028	3.88	4,520,000	4,498,813
US Treasury Notes 3.75% 5/15/2028	3.84	4,200,000	4,180,313
US Treasury Notes 3.75% 5/31/2030	3.98	1,550,000	1,529,717
US Treasury Notes 3.75% 6/30/2027	3.58	3,050,000	3,044,758
US Treasury Notes 3.75% 6/30/2030	3.81	2,250,000	2,219,326
US Treasury Notes 3.75% 8/15/2027	3.49 to 4.01	2,302,500	2,297,283
US Treasury Notes 3.875% 10/15/2027	4.00	2,450,000	2,447,225
US Treasury Notes 3.875% 11/30/2027	3.75	7,950,000	7,937,268
US Treasury Notes 3.875% 12/31/2029	3.82	1,050,000	1,042,330
US Treasury Notes 3.875% 3/15/2028	3.44 to 3.88	7,530,000	7,514,116
US Treasury Notes 3.875% 3/31/2028	3.79	2,010,000	2,005,446
US Treasury Notes 3.875% 3/31/2031	3.94 to 4.13	20,220,000	19,987,786
US Treasury Notes 3.875% 4/15/2029	3.91	5,310,000	5,284,695
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	7,060,000	7,002,086
US Treasury Notes 3.875% 4/30/2031	4.02	9,040,000	8,934,769
US Treasury Notes 3.875% 5/15/2029	4.05	3,740,000	3,722,177
US Treasury Notes 3.875% 6/15/2028	3.69	3,900,000	3,889,488
US Treasury Notes 3.875% 6/30/2030	3.54 to 3.79	3,400,000	3,369,852
US Treasury Notes 3.875% 7/15/2028	3.89	2,170,000	2,163,473
US Treasury Notes 3.875% 7/31/2027	3.58 to 3.94	4,050,000	4,046,994
US Treasury Notes 3.875% 7/31/2030	3.95	4,340,000	4,300,499
US Treasury Notes 4% 1/31/2029	3.66	4,898,000	4,891,495
US Treasury Notes 4% 12/15/2027	3.59 to 3.84	2,020,000	2,020,868
US Treasury Notes 4% 2/28/2030	3.77 to 4.09	5,320,000	5,302,128
US Treasury Notes 4% 2/29/2028	3.49	148,300	148,312
US Treasury Notes 4% 3/31/2030	3.83 to 4.06	3,340,000	3,328,388
US Treasury Notes 4% 5/31/2028	3.99	1,420,000	1,420,055
US Treasury Notes 4% 6/30/2028	4.32	500,000	499,863
US Treasury Notes 4% 7/31/2029	3.71	2,892,800	2,887,161
US Treasury Notes 4% 7/31/2030	3.84	7,250,000	7,217,432
US Treasury Notes 4.125% 10/31/2027	3.49	302,900	303,539
US Treasury Notes 4.125% 10/31/2029	3.50 to 3.91	5,150,000	5,156,236
US Treasury Notes 4.125% 11/15/2027	3.47 to 3.86	4,450,000	4,459,039
US Treasury Notes 4.125% 11/30/2029	3.84 to 4.08	2,120,000	2,122,650
US Treasury Notes 4.125% 3/31/2029	3.46 to 4.05	4,573,100	4,581,496
US Treasury Notes 4.125% 7/31/2028	4.02	5,350,000	5,361,494
US Treasury Notes 4.125% 9/30/2027	3.76	4,471,000	4,480,955
US Treasury Notes 4.25% 1/15/2028	3.62	3,400,000	3,413,281
US Treasury Notes 4.25% 1/31/2030	3.78 to 4.33	1,850,000	1,859,539
US Treasury Notes 4.25% 2/15/2028	3.94	4,740,000	4,760,182
US Treasury Notes 4.25% 2/28/2029	3.67	5,650,000	5,678,912
US Treasury Notes 4.25% 6/30/2029	3.51 to 3.72	7,312,000	7,351,673
US Treasury Notes 4.375% 11/30/2028	3.51 to 3.68	6,339,700	6,389,972
US Treasury Notes 4.375% 12/31/2029	3.85 to 4.39	2,130,000	2,150,052
US Treasury Notes 4.375% 7/15/2027	3.49 to 3.58	4,292,600	4,313,560
US Treasury Notes 4.375% 8/31/2028	3.50 to 3.75	8,333,800	8,394,676
US Treasury Notes 4.5% 5/31/2029	3.89	2,900,000	2,935,457
US Treasury Notes 4.625% 4/30/2029	3.77 to 3.89	6,700,000	6,803,117
US Treasury Notes 4.625% 6/15/2027	3.49 to 3.59	8,350,300	8,411,027
US Treasury Notes 4.625% 9/30/2028	4.01	1,900,000	1,925,012
US Treasury Notes 4.875% 10/31/2028	4.02	2,100,000	2,139,949
TOTAL U.S. TREASURY OBLIGATIONS (Cost $506,982,452)			503,459,065

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $3,159,380)	3.67	3,158,749	3,159,380

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $510,141,832)	506,618,445
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,252,789
NET ASSETS - 100.0%	507,871,234

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,039,314	11,827,932	10,707,866	17,335	-	-	3,159,380	3,158,749	0.0%
Total	2,039,314	11,827,932	10,707,866	17,335	-	-	3,159,380

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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